Fair Value of Financial Instruments, Part 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Securities available-for sale [Abstract]
Total securities available for sale	$ 863,754	$ 912,092
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	10	10
Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	863,744	912,082
Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
Total securities available for sale	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0	0
Mortgage-backed securities and collateralized mortgage obligations - commercial	0
Other securities	10	10
Total securities available for sale	10	10
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	198,829	263,108
State and political subdivisions	7,758	26,457
Mortgage-backed securities and collateralized mortgage obligations - residential	532,449	518,776
Corporate bonds	10,471	26,529
Small Business Administration-guaranteed participation securities	103,029	76,562
Mortgage-backed securities and collateralized mortgage obligations - commercial	10,558
Other securities	650	650
Total securities available for sale	863,744	912,082
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0	0
Mortgage-backed securities and collateralized mortgage obligations - commercial	0
Other securities	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	198,829	263,108
State and political subdivisions	7,758	26,457
Mortgage-backed securities and collateralized mortgage obligations - residential	532,449	518,776
Corporate bonds	10,471	26,529
Small Business Administration-guaranteed participation securities	103,029	76,562
Mortgage-backed securities and collateralized mortgage obligations - commercial	10,558
Other securities	660	660
Total securities available for sale	$ 863,754	$ 912,092